Risk Report - Market Risk - Trading Market Risk Exposures - Value-at Risk of Trading Units by Risk Type (Detail) - EUR (€) € in Millions		Dec. 31, 2021 [2]	Dec. 31, 2020
Total [Member]
Value-at Risk of Trading Units by Risk Type [line items]
Period-end, Value-at Risk of Trading Units by Risk Type	[1]	€ 31.1	€ 48.1
Diversification effect [Member]
Value-at Risk of Trading Units by Risk Type [line items]
Period-end, Value-at Risk of Trading Units by Risk Type	[1]	(27.0)	(72.2)
Interest Rate Risk [Member]
Value-at Risk of Trading Units by Risk Type [line items]
Period-end, Value-at Risk of Trading Units by Risk Type	[1]	16.6	27.1
Credit Spread Risk [Member]
Value-at Risk of Trading Units by Risk Type [line items]
Period-end, Value-at Risk of Trading Units by Risk Type	[1]	24.1	55.4
Equity Price Risk [Member]
Value-at Risk of Trading Units by Risk Type [line items]
Period-end, Value-at Risk of Trading Units by Risk Type	[1]	8.3	13.5
Foreign Exchange Risk [Member]
Value-at Risk of Trading Units by Risk Type [line items]
Period-end, Value-at Risk of Trading Units by Risk Type	[1]	8.1	22.5
Commodity Price Risk [Member]
Value-at Risk of Trading Units by Risk Type [line items]
Period-end, Value-at Risk of Trading Units by Risk Type	[1]	€ 1.0	€ 1.8

[1]	[2]Includes value-at-risk from gold and other precious metal positions.
[2]	Figures for 2021 as of December 31, 2021. Figures for 2020 as of December 31, 2020.